Subsequent events	12 Months Ended
Mar. 31, 2026
Subsequent events
Subsequent events

33. Subsequent events
Full ownership of VodafoneThree in the UK
On 5 May 2026, the Group announced that it had reached an agreement for the buyout of CK Hutchison Group Telecom Holding Limited’s (‘CKHGT’) 49% interest in VodafoneThree Holdings Limited (‘VodafoneThree’) for £4.3 billion (
€
4.9 billion) cash, implemented through a cancellation of CKHGT’s shares. Following the completion of the transaction, the Group will be the sole owner of VodafoneThree.